NOTE 6 - INVESTMENTS - Schedule of Investments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Investments, All Other Investments [Abstract]
Investment Owned, at Fair Value		$ 15,376
Unrealized Gain (Loss) on Investments	15,349
Derivatives used in Net Investment Hedge, Increase (Decrease), Gross of Tax	$ 27